Basis of preparation	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Basis of preparation
2.	Basis of preparation
Statement of compliance
These condensed interim consolidated financial statements were prepared in accordance with IAS 34,
Interim Financial Reporting
, using the same accounting policies as described in Note 3 of the Bank’s audited consolidated financial statements for the year ended October 31, 2024.
These condensed interim consolidated financial statements do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These condensed interim consolidated financial statements should be read in conjunction with the Bank’s audited consolidated financial statements for the year ended October 31, 2024.
The condensed interim consolidated financial statements for the quarter ended July 31, 2025 have been approved by the Board of Directors for issue on August 26, 2025.
Functional and presentation currency
These condensed interim consolidated financial statements are presented in Canadian dollars, which is the Bank’s functional currency. All financial information presented in Canadian dollars has been rounded to the nearest million unless otherwise stated.
Use of estimates and judgements
The preparation of financial statements requires management to make estimates, apply judgements and make assumptions that affect the reported amount of assets and liabilities at the date of the condensed interim consolidated financial statements, and income and expenses during the reporting period. Estimates made by management are based on historical experience and other assumptions that are believed to be reasonable. Key areas where management has made difficult, complex or subjective judgements, often as a result of matters that are inherently uncertain, include those relating to the allowance for credit losses, the fair value of financial instruments (including derivatives), corporate income taxes, employee benefits, the fair value of all identifiable assets and liabilities as a result of business combinations, impairment of non-financial
assets and derecognition of financial assets and liabilities. While management makes its best estimates and assumptions, actual results could differ from these estimates and assumptions.
Currently, there continues to be uncertainty surrounding U.S. trade policies and the impact of tariffs. This results in increased measurement uncertainty for estimates used in financial reporting. In particular, the allowance for credit losses, using an expected credit loss approach as required under IFRS 9, is estimated using complex models and incorporates inputs, assumptions, and techniques that require a high degree of judgement and is heavily dependent on the forecast of macroeconomic variables. Due to the ongoing uncertainty surrounding U.S. trade policy and tariffs, estimates and valuation models applied based on conditions and information existing as at July 31, 2025 may be significantly different from the actual outcome.